Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues
Operating revenues	$ 352,922	$ 319,665	$ 301,385
Operating Revenues Unigas Pool	27,004
Operating revenues—Luna Pool collaborative arrangements	26,555	12,830
Total operating revenues	406,481	332,495	301,385
Expenses
Brokerage commissions	4,802	5,095	4,938
Voyage expenses	71,953	63,372	55,310
Voyage expenses—Luna Pool collaborative arrangements	20,913	12,418
Vessel operating expenses	131,183	109,503	111,475
Depreciation and amortization	88,486	76,681	76,173
Vessel impairments	63,581
General and administrative costs	28,881	23,871	20,878
Other income	(367)	(199)
Total operating expenses	409,432	290,741	268,774
Operating income/(loss)	(2,951)	41,754	32,611
Other income/(expense)
Foreign currency exchange gain/(loss) on senior secured bonds	2,146	(1,931)	969
Unrealized (loss)/gain on non-designated derivative instruments	791	2,762	(615)
Interest expense	(38,682)	(41,080)	(48,611)
Loss on repayment of 7.75% senior unsecured bonds		(479)
Write off of deferred financing costs		(155)	(403)
Interest income	302	408	920
(Loss)/income before income taxes and share of equity method investments	(38,394)	1,279	(15,129)
Income taxes	(1,969)	(617)	(352)
Share of equity method investments	11,147	651	(1,126)
Net (loss)/income	(29,216)	1,313	(16,607)
Net income attributable to non-controlling interest	(1,748)	(1,756)	(99)
Net loss attributable to stockholders of Navigator Holdings Ltd.	$ (30,964)	$ (443)	$ (16,706)
Loss per share attributable to stockholders of Navigator Holdings Ltd.:
Basic and diluted:	$ (0.48)	$ (0.01)	$ (0.30)
Weighted average number of shares outstanding:
Basic and diluted	64,669,567	55,885,376	55,792,711